Statutory capital and surplus - Non U.S. and U.S. (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) subsidiary1	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 GBP (£) subsidiary1
Sirius Bermuda
Statutory and capital surplus
Ownership percentage	87.00%			87.00%
Bermuda
Statutory and capital surplus
Number of subsidiaries | subsidiary1	2			2
Actual statutory capital and surplus		$ 2,200.0
Bermuda | Sirius Bermuda
Statutory and capital surplus
Solvency Capital Requirement		839.1
Bermuda | Alstead Re
Statutory and capital surplus
Solvency Capital Requirement		2.5
Sweden
Statutory and capital surplus
Solvency Capital Requirement	$ 1,200.0
Actual statutory capital and surplus	$ 1,600.0
U.K. | Sirius International Corporate Member Ltd
Statutory and capital surplus
Ownership percentage	100.00%			100.00%
Lloyd's approved net capacity	$ 120.0			£ 91.0
U.S. | Sirius America
Statutory and capital surplus
Actual statutory capital and surplus	522.1	522.2
Statutory net (loss) income	(25.0)	(9.9)	$ (6.4)
NAIC risk based capital authorized control level	110.1
U.S. | Oakwood
Statutory and capital surplus
Actual statutory capital and surplus	39.7	40.5
Statutory net (loss) income	(1.0)	(1.1)	0.5
NAIC risk based capital authorized control level	4.1
U.S. | Empire
Statutory and capital surplus
Solvency Capital Requirement	8.9
Actual statutory capital and surplus	10.8	10.7
Statutory net (loss) income	0.2	0.1	$ (0.3)
NAIC risk based capital authorized control level	0.7
U.S. | WRM America
Statutory and capital surplus
Solvency Capital Requirement	9.8
Actual statutory capital and surplus	13.9	13.9
Statutory net (loss) income	0.0	$ (0.6)
NAIC risk based capital authorized control level	$ 0.1